Fees Summary	Feb. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,875,000.14
Previously Paid Amount
Total Fee Amount	2,882.83
Total Offset Amount	0
Net Fee	$ 2,882.83